Operating expenses - Other operating expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Transportation, freight and travel expenses	$ (927)	$ (961)	$ (768)
Delivery costs capitalized as SAC	79	134	85
Rental expense	(1,069)	(765)	(540)
Energy, water and others	(1,117)	(783)	(429)
International and satellite connectivity	(246)	(215)	(202)
Total other operating expenses	$ (3,280)	$ (2,590)	$ (1,854)